Capital and reserves	12 Months Ended
Dec. 31, 2022
Capital and reserves
Capital and reserves

20. Capital and reserves

		Class B
Capital and reserves	Class A ordinary	ordinary		Participation
in number of shares	shares	shares	Shares	certificates
Equity instruments as of January 1, 2021 and as of December 31, 2020	—	—	344,611	155,389
Issued during the year before the IPO	—	—	—	3,320
Reorganization transactions	180,314,159	903,670,701	(344,611)	(158,709)
Issued during the year during and subsequent to the IPO	26,257,358	—	—	—
Equity instruments as of December 31, 2021	206,571,517	903,670,701	—	—
Issued during the year for vesting of shares	277,127	—	—	—
Equity instruments as of December 31, 2022	206,848,644	903,670,701	—	—

20.1 Ordinary shares

As of December 31, 2020, the Company’s share capital amounted to €302, consisting of 344,611 registered shares with a par value of CHF 1 per share. As of December 31, 2021, the ordinary share capital amounted to €27,297, consisting of 206,571,517 Class A ordinary shares (par value CHF 0.1) and 903,670,701 Class B ordinary shares (par value CHF 0.01). Ordinary share capital is fully paid in. The holders of Class A and Class B shares are entitled to a single vote per share at shareholder meetings. Refer to note 1 for details on the Reorganization Transactions in 2021. As of December 31, 2022, the ordinary share capital amounted to €27,323, consisting of 206,848,644 Class A ordinary shares (par value CHF 0.1) and 903,670,701 Class B ordinary shares (par value CHF 0.01).

The share capital before the Reorganization Transactions in 2021 entitled the holders of ordinary shares to a single vote per share at shareholder meetings. However, there was a shareholder agreement in place which did not grant control to any of the shareholders.

20.2 Additional paid-in capital

Additional paid-in capital includes the excess over the par value paid by shareholders in connection with the issuance of ordinary shares or participation certificates as well as impacts of other transactions with shareholders, non-controlling interests and equity-settled share-based payments.

In 2020, €7,880 was reclassified from unpaid contribution of capital to additional paid-in capital as a result of the purchase of forfeited MPP share awards.

In 2021, €5,383 was reclassified from additional paid-in capital to unpaid contribution of capital as a result of the issuance of MPP share awards. Additionally in 2021, €63,270 relate to recognized assets resulting from granted equity instruments to licensors.

The Reorganization Transactions in 2021 led to a decline of equity of €100,088, which is mainly because of the unpaid capital contribution of Slam InvestCo S.à.r.l. to Sportradar Holding AG being now consolidated.

The transaction costs in 2021 related to the issuance of new shares of €36,399 are recognized in additional paid-in capital, whereas €26,389 relate to the underwriter discount, which were already deducted from the proceeds for the issuance of new shares.

In 2022, the Group recorded a €3 million gain upon contribution of BetTech to SportTech as part of additional paid-in capital (refer to note 3 and note 28).

In 2022, the Group purchased a non-controlling interest in the subsidiary Sportradar US, LLC, a Delaware limited liability company, for €28.2 million ($32.0 million) in cash. Following this transaction, Sportradar US, LLC is a wholly-owned subsidiary of the Group.

20.3 Participation certificates

As of December 31, 2020, the participation capital of €161 comprised 183,077 registered participation certificates with a par value of CHF 1 per certificate. Participation certificates were non-voting and entitled holders to participate in the distribution of discretionary dividends upon declaration by the Company.

On January 29, 2021, the Company issued 208 participation certificates for €1.0 million to a director of the Group. These participation certificates were issued at €4,808 per certificate. The fair value of these participation certificates was determined to be €12,237 per certificate. There were no vesting conditions. Therefore, a share-based payment expense in the amount of €1,545 was recognized at grant date.

On April 7, 2021, the Company issued 1,307 participation certificates for €6.8 million to the seller of Optima, as the first contracted milestones were achieved. On May 6, 2021, the Company issued 1,805 participation certificates in connection with the acquisition of Atrium. See note 3 for further details on the Atrium acquisition.

The participation certificates have been converted to ordinary shares pursuant to the Reorganization Transactions in 2021. There were no participation certificates outstanding as of December 31, 2021 or 2022.

20.4 Treasury shares

From time to time, the Group purchases its own shares and the shares are intended to be used for issuing shares under the Sportradar Group AG Omnibus Stock Plan (refer to note 31). Upon the vesting of RSUs, the Company fulfills its obligations under the equity instrument agreements by either issuing new shares of authorized ordinary shares or by issuing shares from treasury. The treasury shares at December 31, 2022 comprise the cost of the Company’s shares held by the Group.

At December 31, 2022, the Group held €2,705 in treasury shares (2021: nil).

Movement in treasury shares	Shares	Cost €1,000
Treasury shares as of December 31, 2021,	—	—
Purchased during the year	1,566,793	3,837
Surrendered during the year	(1,280,829)	(1,132)
Treasury shares as of December 31, 2022	285,964	2,705

20.5 Capital management

The Group’s policy is to maintain a strong capital base so as to maintain investor, creditor and market confidence and to sustain future development of the business. The capital management of the Group comprises the management of cash and shareholders’ equity and debt. The primary objective of the Group’s capital management is to ensure the availability of funds within the Group and meet the financial covenants, see note 21. The majority of Sportradar’s operations are financed by the Group’s operating cash flows. The Group manages its capital structure and makes adjustments in light of changes in economic conditions and the requirements of the financial covenants. The Group does not intend to pay any cash dividends, return capital to shareholders or issue new shares at this time. The Board of Directors will determine whether to pay dividends in the future based on conditions existing at that time, including our earnings, financial condition and capital requirements, as well as economic and other conditions as the board may deem relevant.

Loans and borrowings, excluding leases, represents 25% of total liabilities and equity as of December 31, 2021. Loans and borrowings, excluding leases was €831 as of December 31, 2022.

On July 14, 2022 and December 14, 2022, we prepaid €200.0 million and €220.0 million, respectively, under the Credit Agreement. On September 16, 2022, we established a €110.0 million additional revolving facility, with commitments to €220.0 million as of December 31, 2022. Refer to note 21 for further details.